PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET - Summary of prepaid expenses and other current assets (Detail) - CNY (¥) ¥ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Prepaid VAT and income tax	[1]	¥ 142,178	¥ 124,951
Prepaid other service fees	[2]	119,828	78,079
Receivables from third parties	[3]	159,007	161,408
Amounts due from a third party	[4]	0	179,200
Staff advance		15,764	10,950
Others		5,604	18,407
Total		447,405	649,055
Less: Allowance for expected credit losses		(15,576)	(10,807)
Prepaid expenses and other current assets Net		431,829	638,248
Receivable from third party payment platform [Member]
Receivables from third party payment platform	[5]	3,879	71,701
Receivable from brokers [Member]
Receivables from broker		¥ 1,145	¥ 4,359

[1]	Prepaid VAT and income tax mainly consist of VAT input that is expected to offset with VAT output tax or to be transferred out in the future related to 2023 and 2024.
[2]	Prepaid other service fees mainly consist of prepayment of advertising fees and cloud server hosting fees. The prepayments of advertising fees and cloud server hosting fees are generally short-term in nature and are amortized over the related service period.
[3]	Receivables from third parties mainly consist of receivables from non-consolidated variable interest entities raised from disposal of assets and technical support services in 2022, rent and sales of inventory from 2022 to 2024.
[4]	Amounts due from a third party represents loans to a non-consolidated variable interest entity with interest rate of 3.45%, which have been repaid in 2024.
[5]	Receivables from third-party payment platforms represents withdrawable cash balance that has been received from customers but held by the third-party payment platforms. The Group subsequently collected the full balance from the third-party payment platforms.